BRS-Q3

Quarterly Report
February 28, 2026
MFS®  Blended Research®
Small Cap Equity Fund

Portfolio of Investments
2/28/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Aerospace & Defense – 2.5%
AeroVironment, Inc. (a)	993	$250,484
CACI International, Inc., “A” (a)	4,061	2,477,900
Karman Holdings, Inc. (a)	36,242	3,193,283
Kratos Defense & Security Solutions, Inc. (a)	8,347	719,345
Standard Aero, Inc. (a)	24,854	765,503
York Space Systems, Inc. (a)	18,674	478,054
		$7,884,569
Automotive – 2.9%
Goodyear Tire & Rubber Co. (a)	149,206	$1,230,949
Methode Electronics, Inc.	114,181	965,971
Modine Manufacturing Co. (a)	18,139	4,122,088
Visteon Corp.	29,731	2,844,365
		$9,163,373
Biotechnology – 1.9%
Arcus Biosciences, Inc. (a)	15,159	$308,789
Arvinas, Inc. (a)	32,215	427,493
BridgeBio Pharma, Inc. (a)	2,167	144,062
Exelixis, Inc. (a)	28,572	1,258,882
GRAIL, Inc. (a)	1,634	86,978
Intellia Theraputics, Inc. (a)	23,122	318,621
Monte Rosa Therapeutics, Inc. (a)	37,881	672,388
Novavax, Inc. (a)	130,052	1,318,727
Prothena Corp. PLC (a)	88,548	767,711
Stoke Theraputics, Inc. (a)	15,185	552,886
Tango Therapeutics, Inc. (a)	18,305	203,918
		$6,060,455
Brokerage & Asset Managers – 0.9%
Bullish (a)(l)	10,926	$342,967
GCM Grosvenor, Inc., “A”	42,754	495,091
Gold.com, Inc.	17,067	980,841
Hamilton Lane, Inc., “A”	5,862	615,158
PJT Partners, Inc.	2,502	369,496
		$2,803,553
Business Services – 1.7%
BlueLinx Holdings, Inc. (a)	14,376	$947,666
Concentrix Corp.	3,960	129,888
GigaCloud Technology, Inc. (a)	10,412	461,668
Power Solutions International, Inc. (a)	6,807	568,384
TriNet Group, Inc.	66,483	2,531,673
World Fuel Services Corp.	34,829	868,984
		$5,508,263
Chemicals – 3.5%
Avient Corp.	123,769	$5,083,193
BioLife Solutions, Inc. (a)	29,735	719,587
Element Solutions, Inc.	150,250	5,272,272
		$11,075,052
Computer Software – 5.1%
ACI Worldwide, Inc. (a)	43,600	$1,730,048
Alkami Technology, Inc. (a)	53,772	889,658
BILL Holdings, Inc. (a)	53,006	2,359,297

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Cerence, Inc. (a)	135,760	$1,073,862
Clear Secure, Inc., “A”	67,692	3,292,539
Consensus Cloud Solutions, Inc. (a)	14,606	439,349
D-Wave Quantum, Inc. (a)	27,813	522,328
Elastic N.V. (a)	34,142	1,777,774
Five9, Inc. (a)	166,220	2,898,877
Netskope, Inc., “A” (a)	25,523	275,648
PagerDuty, Inc. (a)	6,756	47,697
SentinelOne, Inc., “A” (a)	61,536	807,352
Thryv, Inc. (a)	60,257	139,796
		$16,254,225
Computer Software - Systems – 1.6%
Adtran Holdings, Inc. (a)	45,335	$462,417
Credo Technology Group Holdings Ltd. (a)	8,280	929,596
IonQ, Inc. (a)	12,339	473,447
Pitney Bowes, Inc.	33,041	354,530
Q2 Holdings, Inc. (a)	51,009	2,454,553
ScanSource, Inc. (a)	13,640	501,679
		$5,176,222
Construction – 0.6%
Simpson Manufacturing Co., Inc.	9,159	$1,772,908
SiteOne Landscape Supply, Inc. (a)	1,974	282,065
		$2,054,973
Consumer Products – 2.4%
e.l.f. Beauty, Inc. (a)	9,867	$908,257
Herbalife Ltd. (a)	46,030	898,506
Newell Brands, Inc.	692,980	3,153,059
Prestige Consumer Healthcare, Inc. (a)	40,548	2,809,976
		$7,769,798
Consumer Services – 3.1%
Adtalem Global Education, Inc. (a)	32,367	$3,171,966
Grand Canyon Education, Inc. (a)	20,964	3,334,744
Lyft, Inc. (a)	125,057	1,730,789
Phoenix Education Partners, Inc.	51,702	1,530,379
		$9,767,878
Electronics – 7.1%
Advanced Energy Industries, Inc.	19,296	$6,475,159
Allegro MicroSystems, Inc. (a)	52,356	1,909,423
Alpha and Omega Semiconductor Ltd. (a)	18,595	390,681
Cirrus Logic, Inc. (a)	11,596	1,636,428
Fabrinet (a)	1,497	816,808
Formfactor, Inc. (a)	58,056	5,740,577
Kimball Electronics, Inc. (a)	41,022	1,025,140
Photronics, Inc. (a)	55,368	2,072,424
Sanmina Corp. (a)	6,028	935,907
TTM Technologies, Inc. (a)	17,458	1,819,822
		$22,822,369
Energy - Independent – 1.8%
Par Pacific Holdings, Inc. (a)	42,610	$1,818,169
Permian Resources Corp.	150,945	2,760,784
SM Energy Co.	49,869	1,153,470
		$5,732,423

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Integrated – 0.0%
National Gas Fuel Co.	1,369	$124,620
Energy - Renewables – 1.7%
Bloom Energy Corp. (a)	27,321	$4,253,060
Green Plains, Inc. (a)	42,504	583,580
Nextpower, Inc. “A” (a)	3,735	392,549
Shoals Technologies Group, Inc. (a)	32,609	193,371
		$5,422,560
Engineering - Construction – 4.9%
APi Group, Inc. (a)	80,214	$3,566,314
Centuri Holdings, Inc. (a)	46,589	1,444,259
Legence Corp., “A” (a)	50,789	2,948,302
MYR Group, Inc. (a)	17,244	4,655,190
Sterling Infrastructure, Inc. (a)	2,723	1,165,798
Tutor Perini Corp.	27,291	2,056,923
		$15,836,786
Entertainment – 0.2%
Quad/Graphics, Inc.	108,634	$750,661
Food & Beverages – 0.6%
Once Upon a Farm PBC (a)	83,528	$1,938,685
Gaming & Lodging – 0.6%
Brightstar Lottery PLC	85,618	$1,160,980
Super Group SGHC Ltd.	82,464	882,365
		$2,043,345
Insurance – 4.0%
AXIS Capital Holdings Ltd.	27,086	$2,863,532
Hanover Insurance Group, Inc.	17,858	3,225,690
Lincoln National Corp.	96,177	3,298,871
Voya Financial, Inc.	52,769	3,529,191
		$12,917,284
Internet – 0.3%
CarGurus, Inc. (a)	34,802	$1,068,421
Leisure & Toys – 2.2%
Brunswick Corp.	52,035	$4,143,027
Corsair Gaming, Inc. (a)	553,871	3,040,752
		$7,183,779
Machinery & Tools – 4.0%
AGCO Corp.	32,941	$4,496,447
Flowserve Corp.	59,089	5,230,558
Kadant, Inc.	4,381	1,485,904
Regal Rexnord Corp.	7,291	1,611,165
		$12,824,074
Major Banks – 0.1%
Dave, Inc. (a)	1,109	$214,337
Medical & Health Technology & Services – 1.6%
Accendra Health, Inc. (a)	65,568	$158,675
Enhabit, Inc. (a)	56,480	768,693
GeneDX Holdings Corp. (a)	24,780	1,975,214

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – continued
Ginkgo Bioworks Holdings, Inc. (a)	32,838	$221,656
Guardant Health, Inc. (a)	2,407	226,017
Nutex Health, Inc. (a)	3,082	340,438
Phreesia, Inc. (a)	8,930	110,107
Schrodinger, Inc. (a)	23,868	287,848
Teladoc Health, Inc. (a)	188,728	992,709
		$5,081,357
Medical Equipment – 4.4%
Anika Therapeutics, Inc. (a)	50,038	$718,546
AtriCure, Inc. (a)	79,906	2,497,861
Avantor, Inc. (a)	55,488	502,166
Billiontoone, Inc., “A” (a)(l)	4,032	307,763
Bio-Rad Laboratories, Inc., “A” (a)	2,710	754,572
Caris Life Sciences, Inc. (a)	17,909	360,687
Embecta Corp.	132,430	1,358,732
Envista Holdings Corp. (a)	182,741	5,337,865
iRhythm Technologies, Inc. (a)	10,234	1,368,797
MiMedx Group, Inc. (a)	41,937	205,072
Myriad Genetics, Inc. (a)	92,636	427,052
TransMedics Group, Inc. (a)	2,168	314,924
		$14,154,037
Metals & Mining – 0.7%
Caledonia Mining Corp. PLC	65,265	$2,071,511
Natural Gas - Distribution – 1.4%
Southwest Gas Holdings, Inc.	34,122	$3,008,537
Spire, Inc.	10,451	957,416
UGI Corp.	15,957	596,951
		$4,562,904
Oil Services – 3.9%
Expro Group Holdings N.V. (a)	241,555	$4,314,172
Oil States International, Inc. (a)	249,798	3,269,856
Weatherford International PLC	46,918	4,947,972
		$12,532,000
Other Banks & Diversified Financials – 12.1%
Banc of California, Inc.	221,713	$4,095,039
Berkshire Hills Bancorp, Inc.	123,637	3,676,964
Bread Financial Holdings, Inc.	30,387	2,153,223
Cathay General Bancorp, Inc.	64,212	3,191,979
Columbia Banking System, Inc.	108,787	3,094,990
East West Bancorp, Inc.	33,604	3,677,958
Popular, Inc.	38,744	5,244,388
PROG Holdings, Inc.	43,621	1,535,895
Sezzle, Inc. (a)	2,039	148,745
SLM Corp.	100,301	1,879,641
Texas Capital Bancshares, Inc. (a)	46,226	4,405,338
UMB Financial Corp.	37,864	4,387,680
United Community Bank, Inc.	40,227	1,294,103
		$38,785,943
Pharmaceuticals – 8.4%
ACADIA Pharmaceuticals, Inc. (a)	39,706	$975,179
Amneal Pharmaceuticals, Inc. (a)	114,517	1,581,480
Arcturus Therapeutics Holdings, Inc. (a)	40,063	329,719
Catalyst Pharmaceuticals, Inc. (a)	24,705	570,192

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Collegium Pharmaceutical, Inc. (a)	7,680	$320,026
Cytokinetics, Inc. (a)	23,969	1,491,351
Day One Biopharmaceuticals, Inc. (a)	98,580	1,044,948
Harmony Biosciences Holdings (a)	15,419	440,058
Indivior Pharmaceuticals, Inc. (a)	36,388	1,190,615
Ionis Pharmaceuticals, Inc. (a)	16,161	1,311,465
Jazz Pharmaceuticals PLC (a)	4,138	786,303
Keros Therapuetics, Inc. (a)	32,857	466,241
Kiniksa Pharmaceuticals International PLC (a)	43,452	1,933,180
Kymera Therapeutics, Inc. (a)	24,981	2,282,014
Neurocrine Biosciences, Inc. (a)	5,637	745,493
Nurix Therapeutics, Inc. (a)	28,604	456,806
Olema Pharmaceuticals, Inc. (a)	12,111	293,086
Organon & Co.	199,739	1,456,097
Phibro Animal Health Corp., “A”	40,192	2,194,081
Praxis Precision Medicines, Inc. (a)	4,955	1,668,596
PTC Therapeutics, Inc. (a)	29,115	1,985,352
REGENXBIO, Inc. (a)	75,084	678,759
Rigel Pharmaceuticals, Inc. (a)	34,593	1,201,761
Ultragenyx Pharmaceutical, Inc. (a)	14,272	333,822
Vanda Pharmaceuticals, Inc. (a)	67,646	602,726
Zymeworks, Inc. (a)	18,338	427,092
		$26,766,442
Precious Metals & Minerals – 1.1%
Coeur Mining, Inc. (a)	15,625	$424,219
Hecla Mining Co.	129,842	3,234,364
		$3,658,583
Real Estate – 3.0%
Cushman & Wakefield Ltd. (a)	66,841	$896,338
Essential Properties Realty Trust, REIT	127,996	4,344,184
NNN REIT, Inc.	93,223	4,224,866
		$9,465,388
Real Estate - Office – 2.1%
Cousins Properties, Inc., REIT	19,837	$459,425
Highwoods Properties, Inc., REIT	116,362	2,616,981
Piedmont Office Realty Trust, Inc., REIT	460,220	3,493,070
		$6,569,476
Restaurants – 1.0%
Chefs' Warehouse, Inc. (a)	46,479	$3,318,136
Specialty Stores – 0.5%
Bath & Body Works, Inc.	54,061	$1,230,428
Genesco, Inc. (a)	15,104	411,433
		$1,641,861
Telecom Services – 1.6%
EchoStar Corp., “A” (a)	33,521	$3,872,681
Globalstar, Inc. (a)	19,784	1,231,950
Lumen Technologies, Inc. (a)	22,960	163,245
		$5,267,876
Tobacco – 0.8%
Mativ Holdings, Inc.	220,446	$2,389,635

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Trucking – 1.4%
RXO, Inc. (a)	145,480	$2,321,861
Saia, Inc. (a)	5,504	2,231,266
		$4,553,127
Utilities - Electric Power – 1.6%
Portland General Electric Co.	96,825	$5,224,677
Total Common Stocks		$318,440,658
Mutual Funds (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 3.7% (v)	2,303,787	$2,304,018
Collateral for Securities Loaned – 0.2%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.61% (j)	590,430	$590,430

Other Assets, Less Liabilities – (0.2)%		(601,691)
Net Assets – 100.0%		$320,733,415

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,304,018 and
$319,031,088, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$318,440,658	$—	$—	$318,440,658
Investment Companies	2,894,448	—	—	2,894,448
Total	$321,335,106	$—	$—	$321,335,106
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended February 28, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,698,528	$37,584,377	$36,979,279	$328	$64	$2,304,018

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$55,809	$—